Acquisitions (Estimated Purchase Price Allocation) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 86.6	$ 86.6	$ 82.0	$ 89.5	$ 87.1	$ 60.4
Less:
Cash paid for acquisition, net of cash acquired		23.4	$ 0.0	$ 72.7
GH Electrotermia S.A.
Business Acquisition [Line Items]
Net assets acquired	24.7	24.7
Goodwill	6.1	6.1
Total consideration	30.8	30.8
Less:
Cash acquired	(6.3)
Contingent consideration	(1.1)	$ (1.1)			$ (1.1)
Cash paid for acquisition, net of cash acquired	$ 23.4